TOTAL SALES (Tables)	12 Months Ended
Dec. 31, 2024
TOTAL SALES
Revenue from External Customers by Geographic Areas

	Year Ended December 31,
Primary geographical markets (€)	2024	2023	2022
Asia	19,041	17,841	17,936
France	11,240	11,999	10,637
United States	18,220	16,717	15,036
Others geographical areas	15,613	13,865	11,500
Total Net Sales	64,114	60,423	55,108

Disaggregation of Revenue

	Year Ended December 31,
Timing of revenue recognition	2024	2023	2022
Products transferred at a point in time	50,619	48,646	44,173
Products and services transferred over time	13,495	11,777	10,935
Total Net Sales	64,114	60,423	55,108